BUSINESS COMBINATIONS AND SALES - Schedule of Purchase Price Allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024
Net identifiable asset or liability:
MLSE put liability	$ (3,316)		$ 0
Goodwill	$ 20,032		$ 16,280
MLSE Transaction
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 4,700
Fair value of Rogers' existing investment in MLSE		4,976
Total purchase consideration		9,676
Net identifiable asset or liability:
Cash and cash equivalents		201
Accounts receivable (net of allowance for doubtful accounts of $8 million)		122
Allowance for doubtful accounts		8
Other current assets		91
Property, plant and equipment		995
Total intangible assets		11,578
Investments (note 20)		602
Other long-term assets		183
Accounts payable and accrued liabilities		(601)
MLSE put liability		(3,316)
Other current liabilities		(81)
Contract liabilities		(268)
Current portion of lease liabilities		(9)
Long-term debt		(298)
Lease liabilities		(95)
Other long-term liabilities		(204)
Deferred tax liabilities		(3,036)
Total fair value of identifiable net assets acquired		5,864
Goodwill		$ 3,812